Commitments and Contingencies (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 16, 2026	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Shares issued			$ 9,990	$ 10,925
Pre-money valuation company	$ 1,300,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Accrued liabilities	2,000
Settlement Agreement [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued	$ 6,000